Condensed Consolidated Statement of Operations - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating expenses
Research and development	$ (9,114,687)	$ (1,891,651)		$ (13,279,780)	$ (8,358,043)	$ (5,947,294)
General and administrative expenses	(808,766)	(327,943)		(2,509,859)	(1,233,876)	(1,739,815)
Operating loss	(9,923,453)	(2,219,594)		(15,789,639)	(9,591,919)	(7,687,109)
Financial and foreign exchange gain, net	422,712	2,474		(77,147)	(34,023)	1,590
Loss before income taxes	(9,500,741)	(2,217,120)		(15,866,786)	(9,625,942)	(7,685,519)
Income tax benefit (expense)	0	0		0	0	0
Other income (expense):
Net loss	$ (9,500,741)	$ (2,217,120)		(15,866,786)	$ (9,625,942)	$ (7,685,519)
Net loss per unit basic and diluted	$ (8,637)	$ (2,016)
Weighted-average number of units outstanding – basic and diluted	1,100	1,100
ZANITE ACQUISITION CORP [Member]
Operating expenses
General and administrative expenses	$ 1,576,841	$ 377,151	$ 353,539	6,101,100
Operating loss	(1,576,841)	(377,151)	(353,539)	(6,101,100)
Income tax benefit (expense)			0	0
Other income (expense):
Interest earned on investments held in Trust Account	21,121	5,729	2,673	23,403
Change in fair value of derivative liabilities	6,952,500	12,118,500	(15,457,500)	20,599,500
Transaction costs allocated to warrant issuance			(854,301)	0
Total other income (expense), net	6,973,621	12,124,229	(16,309,128)	20,622,903
Net loss	5,396,780	11,747,078	(16,662,667)	14,521,803
Common Class A [Member] | ZANITE ACQUISITION CORP [Member]
Other income (expense):
Net loss	$ 4,317,424	$ 9,397,662	$ (10,335,410)	$ 11,617,442
Net loss per unit basic and diluted	$ 0.19	$ 0.41	$ (1.56)	$ 0.51
Weighted-average number of units outstanding – basic and diluted	23,000,000	23,000,000	6,616,438	23,000,000
Common Class B [Member] | ZANITE ACQUISITION CORP [Member]
Other income (expense):
Net loss	$ 1,079,356	$ 2,349,416	$ (6,327,257)	$ 2,904,361
Net loss per unit basic and diluted	$ 0.19	$ 0.41	$ (1.56)	$ 0.51
Weighted-average number of units outstanding – basic and diluted	5,750,000	5,750,000	4,050,532	5,750,000